Cover	Aug. 29, 2022
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Aug. 29, 2022
Entity Registrant Name	Avient Corporation
Entity Incorporation, State or Country Code	OH
Entity File Number	1-16091
Entity Tax Identification Number	34-1730488
Entity Address, Address Line One	Avient Center
Entity Address, Address Line Two	33587 Walker Road
Entity Address, City or Town	Avon Lake
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44012
City Area Code	440
Local Phone Number	930-1000
Written Communications	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, par value $.01 per share
Trading Symbol	AVNT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE This Amendment No. 1 to the Current Report on Form 8-K, which was originally filed with the Securities and Exchange Commission on September 1, 2022 (the “Original 8-K”), amends and restates in its entirety Item 9.01 of the Original 8-K to include certain pro forma financial information required by Item 9.01 of Form 8-K in connection with (i) the acquisition by Avient Corporation (“Avient”) from Koninklijke DSM N.V. (“Seller”) of (a) all of the equity of DSM Protective Materials International B.V., DSM Protective Materials B.V. and DSM Protective Materials LLC and (b) certain other assets related to Seller’s protective materials business (such equity and assets together, the “DPM Business”) (such acquisition of the DPM Business, the “Acquisition”) and (ii) Avient’s then-pending disposition of its Distribution business. The remainder of the information contained in the Original 8-K is not hereby amended.
Entity Central Index Key	0001122976
Soliciting Material	false